Multi-Fund® 5 Retirement Annuity Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2025
This updating summary prospectus summarizes certain changes to key features of the Multi-Fund® 5 Retirement Annuity variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Multi-Fund® 5 Retirement Annuity contract.
The prospectus for the Multi-Fund® 5 Retirement Annuity variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-4LINCOLN (454-6265) or by sending an email request to Multi-FundE-Service@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus.
1

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
●
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to 2323 Grand Boulevard, 5th Floor, Kansas City, MO 64108.
Summary of Fund Changes:
The following is a summary of changes to the list of funds available under the Contract. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A – Funds Available Under The Contract.
Fund Name Changes:

Former Fund Name	New Fund Name*
LVIP Macquarie Diversified Income Fund	LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Macquarie Limited-Term Diversified Income Fund	LVIP JPMorgan Short Duration Bond Fund
LVIP MFS International Equity Managed Volatility Fund	LVIP Multi-Manager International Equity Managed Volatility Fund

2

Important Information You Should Consider About the Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.			●N/A
Transaction Charges	There are no sales charges associated with this Contract.			●N/A
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
●Expense Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Guarantee of Principal Death Benefit	0.75%[1]	0.75%[1]
	Investment options (fund fees and expenses)	0.61%[1]	1.84%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[1]	2.00%[1]
1 As a percentage of average daily net assets in the Subaccounts.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $1,523	Highest Annual Cost: $5,251
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No optional benefits ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits and fund fees and expenses ●No additional Purchase Payments, transfers, or withdrawals
	RISKS			Location in Prospectus
Risk of Loss	●You can lose money by investing in this Contract, including loss of principal.			●Principal Risks ●Variable Annuity Account ●Investments of the Variable Annuity Account
Not a Short-Term Investment
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Principal Risks ●Surrenders and Withdrawals ●Expense Tables ●Living Benefit Riders
3

	RISKS	Location in Prospectus
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the investment options before making an investment decision.
●Principal Risks ●Variable Annuity Account ●Investments in the Variable Annuity
Insurance Company Risks
●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-454-6265 or visiting www.LincolnFinancial.com.
●Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
●The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
●We reserve the right to remove or substitute the funds that are available as investment options under the Contract.
●Principal Risks
Optional Benefits
●There are additional restrictions and limitations under the Contract’s optional benefits.
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●Optional benefit availability may vary by state of issue or selling broker-dealer.
●Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
●We may modify or stop offering an optional benefit that is currently available at any time.
●Benefits Available Under the Contract ●The Contracts ●Living Benefit Riders ●Appendix B – Investment Requirements
	TAXES	Location in Prospectus
Tax Implications
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
●Your registered representative may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-
cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm.
●This potential conflict of interest may influence your registered representative to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
●Distribution of the Contracts ●Principal Risks
Exchanges
●If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new
Contract rather than continue to own your existing contract.
●Replacement of Existing Insurance
4

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-4LINCOLN (454-6265) or by sending an email request to Multi-FundE-Service@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.16%[2]	11.54%	7.29%	7.49%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	11.22%	7.93%	6.96%
Capital Appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.19%[2]	9.22%	3.37%	3.41%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	10.79%	3.20%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%	2.38%	2.26%	1.89%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	13.03%	4.38%	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	30.09%	15.45%	11.36%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.93%	8.92%	8.85%
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	21.86%	11.25%	9.43%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%	4.43%	2.96%	3.30%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	20.36%	12.79%	9.29%
Capital Appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	27.19%	14.23%	10.06%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.81%[2]	1.67%	0.14%	1.48%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	12.26%	8.66%	5.78%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	7.43%	2.62%	3.46%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	10.86%	3.84%	4.21%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	9.91%	3.41%	3.88%
Capital Appreciation.	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	12.66%	8.47%	6.29%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	15.14%	8.84%	6.05%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.77%[2]	3.99%	1.41%	1.61%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.72%	1.25%	-0.31%	1.21%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.88%[2]	5.80%	2.41%	1.96%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	-5.40%	-3.47%	-0.71%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.14%[2]	16.44%	9.71%	7.41%
Capital Appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	7.73%	3.23%	5.51%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%[2]	0.80%	-0.85%	0.78%
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	9.70%	4.94%	4.24%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	2.52%	1.69%	2.62%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	LVIP SSGA Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	24.07%	13.53%	10.34%
Capital Appreciation. A fund of funds.	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.05%	6.10%	5.22%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	13.27%	5.22%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%	1.18%	-0.82%	0.70%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
5
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
6
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
As long as either the Guaranteed Benefit rider or i4LIFE® Advantage with the Guaranteed Income Benefit rider is in effect, you will be subject to Investment Requirements. This means you will be limited in how much you can invest in certain Subaccounts of your Contract. You must comply with the Investment Requirements during the period of time you own the rider (the minimum time period for ownership, if any, is specified in the termination section of each rider). After that period, if you no longer comply with the Investment Requirements, the rider will be terminated. We impose Investment Requirements to reduce the risk of investment losses that may require use to use our own assets to make guaranteed payments under a Living Benefit Rider.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
We have divided the Subaccounts of your Contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
You can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.

At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
LVIP Macquarie Limited-Term Diversified Income
Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP Vanguard Bond Allocation Fund

LVIP American Century Select Mid Cap Managed
Volatility Fund
LVIP BlackRock Dividend Value Managed
Volatility Fund
LVIP BlackRock Global Allocation Managed Risk
Fund
LVIP BlackRock Global Growth ETF Allocation
Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation
Managed Risk Fund
LVIP Blended Large Cap Growth Managed
Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap
Equity Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility
Fund
LVIP Dimensional International Equity Managed
Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility
Fund
LVIP Fidelity Institutional AM® Select Core Equity
Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed
Volatility Fund
LVIP Global Conservative Allocation Managed
Risk Fund
LVIP Global Growth Allocation Managed Risk
Fund
LVIP Global Moderate Allocation Managed Risk
Fund
LVIP Invesco Select Equity Income Managed
Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed
Volatility Fund
LVIP MFS International Equity Managed Volatility
Fund
LVIP Multi-Manager Global Equity Managed
Volatility Fund
LVIP SSGA Global Tactical Allocation Managed
Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Growth Allocation Managed Risk Fund
No Subaccounts at this time.
The fixed accounts are not available with these riders.
As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the funds listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
●
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
●
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
●
LVIP BlackRock Inflation Protected Bond Fund
●
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
●
LVIP Global Conservative Allocation Managed Risk Fund
●
LVIP Global Growth Allocation Managed Risk Fund
●
LVIP Global Moderate Allocation Managed Risk Fund
●
LVIP JPMorgan Core Bond Fund
●
LVIP Macquarie Bond Fund
●
LVIP Macquarie Diversified Floating Rate Fund
●
LVIP Macquarie Diversified Income Fund
●
LVIP Macquarie Limited-Term Diversified Income Fund
●
LVIP Mondrian Global Income Fund
●
LVIP PIMCO Low Duration Bond Fund

●
LVIP SSGA Bond Index Fund
●
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
●
LVIP U.S. Growth Allocation Managed Risk Fund
●
LVIP Vanguard Bond Allocation Fund

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-179107; 811-03214
EDGAR Contract Identifier C000112132